Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Leases

11.    Leases

Real Estate Leases

As of September 30, 2024, Nxu had operating leases for office space in Tempe, Arizona and warehouse space in Mesa, Arizona, which had initial terms of two years and five years, respectively. Both lease terms expire in 2025. In June 2024, Nxu listed and began to actively market both leased properties for sublease.

Right-of-use assets related to these real estate leases are not considered held for sale; however, they are no longer being fully utilized for purposes of Nxu’s continuing operations. As the nature and extent of Nxu’s use of these leases changed in the second quarter of 2024, management’s projections of future cash flows related to the underlying assets changed as of June 30, 2024. As such, and in accordance with ASC 360, Nxu compared the carrying amount of the lease right-of-use assets to their respective estimate of future undiscounted cash flows and recorded an impairment loss totaling $0 and $0.55 million for the three and nine months ended September 30, 2024, respectively.

Equipment Lease

As of June 30, 2024, Nxu had an operating lease for equipment used primarily for battery manufacturing in its leased warehouse space in Mesa, Arizona. The lease had initial terms of two years and an original expiration date of December 2025. The nature and extent of Nxu’s use of this lease changed in the second quarter of 2024, and thus management’s projections of future cash flows related to the underlying assets changed as of June 30, 2024. As such, and in accordance with ASC 360, Nxu compared the carrying amount of the lease right-of-use assets to their fair value, based on estimates of Auction sale proceeds, less costs of sell, and recorded an impairment loss totaling $0.54 million as of June 30, 2024.

On July 3, 2024, Nxu executed an agreement to cancel its equipment lease contract and subsequently purchased all equipment held under the lease (“Equipment Purchase Agreement”) for a total purchase price of approximately $1.7 million. Upon cancelation of the equipment lease, Nxu recorded a loss on lease cancelation of approximately $0.3 million for the three and nine months ended September 30, 2024.

Under the terms of the Equipment Purchase Agreement, title of all assets held under the equipment lease transferred to Nxu. Upon entering into the Equipment Purchase Agreement, Nxu classified all assets acquired as held for sale and subsequently sold substantially all of those assets in the Auction held on August 13, 2024. See Note 4 — Assets Held for Sale for additional information related to Nxu’s Auction results and assets classified as held for sale as of September 30, 2024.

10.    Leases

As of December 31, 2023, the Company’s operating leases consist of an office space in Tempe, Arizona and warehouse space in Mesa, Arizona, which had initial terms of two years and five years, respectively. Both terms expire in 2025. The leases had a weighted average remaining lease term of 1.7 years and 2.5 years, and a weighted average discount rate of 8.69% and 3.25%, as of December 31, 2023 and 2022, respectively.

The Company also had a finance lease for equipment to be used in research and development. The lease had a term of 18 months at 7% interest payable in monthly installments of $14 thousand. As of December 31, 2023, the finance lease has terminated.

The following table provides information about the financial statement classification of our lease expenses reported within the consolidated statements of operations during the years ended December 31, 2023 and 2022 (in thousands):

		December 31,
		2023	2022
Lease Expense Category:	Classification

Operating Lease Expense	General and administrative expenses	$654	$335
Finance lease expense:
Amortization of leased assets	General and administrative expenses	66	23
Interest on lease liabilities	Interest expense	6	7
Total lease expense		$726	$365

The Company’s aggregate lease maturities as of December 31, 2023, are as follows (in thousands):

Year	Operating Leases	Finance Lease
2024	$968	$40
2025	716	—
Total minimum lease payments	1,684	40
Less imputed interest	(132)	—
Total operating lease liabilities	$1,552	$40